                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number:  28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006


Signature                       Place                        Date of Signing


/s/ Lloyd Appel                New York, New York           April 8, 2005
---------------------------- --------------------------- -----------------------
      Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                  -------------------------

Form 13F Information Table Entry Total:         47
                                       --------------------

Form 13F Information Table Value Total:      234,723
                                       --------------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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
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                                                       FORM 13F INFORMATION TABLE
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           COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
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                                                                                                               VOTING AUTHORITY
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                                TITLE OF                VALUE   SHRS OR    SH/  PUT/  INVESTMENT    OTHER
        NAME OF ISSUER            CLASS     CUSIP      (X1000) PRN AMOUNT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                       COM    m0861t100     3,150    328,500   SH           Sole                328,500       0        0
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AMERICAN INTERNATIONAL GROUP
INC                                COM    026874107       509      9,187   SH           Sole                  9,187       0        0
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ANTEON INTL CORP                   COM    03674e108     7,424    190,700   SH           Sole                190,700       0        0
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APPLE COMPUTER INC                 COM    037833100     2,134     51,200   SH           Sole                 51,200       0        0
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ARAMARK CORP CLASS B               COM    038521100     8,047    306,200   SH           Sole                306,200       0        0
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AVAYA INC                          COM    053499109     5,626    481,700   SH           Sole                481,700       0        0
------------------------------------------------------------------------------------------------------------------------------------
BEI TECHNOLOGIES INC               COM    05538p104     4,415    184,200   SH           Sole                184,200       0        0
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BERKSHIRE HATHAWAY INC CL B        COM    084670207     1,428        500   SH           Sole                    500       0        0
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BERKSHIRE HATHAWAY INC-DEL CL A    COM    084670108     4,698         54   SH           Sole                     54       0        0
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BLUE NILE INC                      COM    09578r103     1,416     51,200   SH           Sole                 51,200       0        0
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CINCINNATI BELL INC.               COM    171871106        70     16,500   SH           Sole                 16,500       0        0
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CIRCUIT CITY STORES INC
CIRCUIT CITY GROUP                 COM    172737108     4,935    307,500   SH           Sole                307,500       0        0
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CROWN HOLDINGS INC                 COM    228368106     7,125    457,900   SH           Sole               457,900        0        0
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DAVITA INC                         COM    23918k108     3,340     79,800   SH           Sole                 79,800       0        0
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DST SYSTEMS INC-DEL                COM    233326107    15,420    333,900   SH           Sole                333,900       0        0
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FIRST AMERICAN CORP                COM    318522307     8,413    255,400   SH           Sole                255,400       0        0
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FREESCALE SEMICONDUCTOR INC        COM    35687m206        79      4,598   SH                                             0        0
CL B                                                                                    Sole                  4,598
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GAYLORD ENTERTAINMENT CO NEW       COM    367905106     4,945    122,400   SH           Sole                122,400       0        0
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GOODYEAR TIRE & RUBBER CO          COM    382550101     6,720    503,400   SH           Sole                503,400       0        0
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HAIN CELESTIAL GROUP INC           COM    405217100     2,384    127,900   SH           Sole                127,900       0        0
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HSBC HOLDINGS PLC SPONSORED     Sponsored
ADR                                ADR    404280406     3,832     48,266   SH           Sole                 48,266       0        0
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

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
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
LIBERTY MEDIA CORP SER A NEW       COM    530718105     8,209    791,600   SH           Sole                791,600       0        0
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LIBERTY MEDIA INTL INC.            COM    530719103     4,741    108,396   SH           Sole                108,396       0        0
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METRO ONE
TELECOMMUNICATIONS  INC            COM    59163f105       104     77,500   SH           Sole                 77,500       0        0
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MOTOROLA INC.                      COM    620076109       623     41,646   SH           Sole                 41,646       0        0
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NII HOLDINGS INC CL B              COM    62913f201    11,270    196,000   SH           Sole                196,000       0        0
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NORFOLK SOUTHERN CORP              COM    655844108     2,053     55,400   SH           Sole                 55,400       0        0
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NORTEL NETWORKS CORP.              COM    656568102       114     41,823   SH           Sole                 41,823       0        0
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PG&E CORP                          COM    69331c108     2,735     80,200   SH           Sole                 80,200       0        0
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PRAXAIR INC                        COM    74005p104     5,906    123,400   SH           Sole                123,400       0        0
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REXAM PLC ORD                      COM    g1274k113     8,220    915,900   SH           Sole                915,900       0        0
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SEARS HOLDINGS CORP                COM    812350106     7,165     53,802   SH           Sole                 53,802       0        0
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SEI INVESTMENTS CO                 COM    784117103     3,779    104,500   SH           Sole                104,500       0        0
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SPRINT CORP                        COM    852061100     6,805    299,100   SH           Sole                299,100       0        0
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STANDARD & POORS DEPOSITARY
RECEIPTS                           COM    78462f103    24,146    204,700   SH           Sole                204,700       0        0
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STREETTRACKS GOLD TRUST            COM    863307104     1,100     25,700   SH           Sole                 25,700       0        0
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SYMANTEC CORP                      COM    871503108     3,278    153,700   SH           Sole                153,700       0        0
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TBC CORPORATION                    COM    872183108     2,477     88,900   SH           Sole                 88,900       0        0
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TELEWEST GLOBAL INC.               COM    87956t107     6,488    364,700   SH           Sole                364,700       0        0
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UNITEDGLOBALCOM CL A               COM    913247508     8,663    915,700   SH           Sole                915,700       0        0
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VALEANT PHARMACEUTICALS INTL       COM    91911x104     4,587    203,700   SH           Sole                203,700       0        0
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VERISIGN INC                       COM    92343e102     8,346    290,800   SH           Sole                290,800       0        0
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VIVENDI UNIVERSAL SPONSORED     Sponsored
ADR                                ADR    92851s204     5,122    167,400   SH           Sole                167,400       0        0
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VODAFONE GROUP PLC NEW          Sponsored
SPONSORED ADR                      ADR    92857w100       777     29,250   SH           Sole                 29,250       0        0
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WELLMAN INC                        COM    949702104     2,662    184,100   SH           Sole                184,100       0        0
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WYETH COM                          COM    983024100     5,403    128,100   SH           Sole                128,100       0        0
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YUM BRANDS INC                     COM    988498101     3,839     74,100   SH           Sole                 74,100       0        0
                                                        -----
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                                                      234,723
                                                      =======
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


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